Investments in joint ventures and associates - Narrative (Details) - GBP (£) £ in Millions		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017
Disclosure of joint ventures [line items]
Purchase of interests in investments accounted for using equity method		£ 143	£ 129	[1]	£ 76
Share of post-tax results of joint ventures and associates		40	49		£ 63
Joint ventures
Disclosure of joint ventures [line items]
Capital commitments	£ 18	18	120
BritNed Development Limited
Disclosure of joint ventures [line items]
Share of post-tax results of joint ventures and associates		£ 27	36
Proportion of ownership interest in joint venture	50.00%	50.00%
Partnership Vehicle with Sunrun
Disclosure of joint ventures [line items]
Purchase of interests in investments accounted for using equity method		£ 6	38
Share of post-tax results of joint ventures and associates		8	7
Millennium Pipeline Company LLC
Disclosure of joint ventures [line items]
Share of post-tax results of joint ventures and associates		£ 25	21
Proportion of ownership interest in associate	26.25%	26.25%
Quadgas HoldCo Limited
Disclosure of joint ventures [line items]
Purchase of interests in investments accounted for using equity method		£ 2,000	£ 2,100
Proportion of ownership interest in associate	39.00%	39.00%

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).